Related Party Transactions (Details) - Schedule of net outstanding balances with related parties - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related parties	$ 477,964	$ 3,197,070
Xiaohong Yin [Member]
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related parties		1,893,410
Bozhen Gong [Member]
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related parties	295,213	1,101,903
Yun Tan [Member]
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related parties	$ 182,751	$ 201,757